Long-term Debt - Senior Notes and Junior Notes (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Outstanding	$ 5,808
Senior notes
Debt Instrument [Line Items]
Less: unamortized debt issue costs and other	(26)		$ (28)
Total	4,682		4,629
Senior notes | U.S. Dollar-denominated Debt
Debt Instrument [Line Items]
Outstanding	3,650		3,650
Senior notes | Senior Unsecured Notes due September 2027
Debt Instrument [Line Items]
Amount	$ 700
Rate	4.91%	4.91%
Outstanding	$ 700		700
Senior notes | Senior Unsecured Notes due October 2029
Debt Instrument [Line Items]
Amount	$ 1,000
Rate	5.03%	5.03%
Outstanding	$ 1,000		1,000
Senior notes | Senior Unsecured Notes due October 2034
Debt Instrument [Line Items]
Amount	$ 1,250
Rate	5.58%	5.58%
Outstanding	$ 1,250		1,250
Senior notes | Senior Unsecured Notes due October 2054
Debt Instrument [Line Items]
Amount	$ 700
Rate	6.18%	6.18%
Outstanding	$ 700		700
Senior notes | Canadian Dollar-denominated Debt
Debt Instrument [Line Items]
Outstanding	$ 1,058		1,007
Total				$ 5,967
Senior notes | Senior Unsecured Notes due February 2030
Debt Instrument [Line Items]
Amount		$ 450
Rate	4.32%	4.32%
Outstanding	$ 328		313
Senior notes | Senior Unsecured Notes due February 2032
Debt Instrument [Line Items]
Amount		$ 500
Rate	4.62%	4.62%
Outstanding	$ 365		347
Senior notes | Senior Unsecured Notes due February 2035
Debt Instrument [Line Items]
Amount		$ 500
Rate	4.93%	4.93%
Outstanding	$ 365		347
Junior subordinated notes
Debt Instrument [Line Items]
Less: unamortized debt issue costs and other	(14)		(13)
Total	1,086		1,087
Junior subordinated notes | U.S. Dollar-denominated Debt
Debt Instrument [Line Items]
Outstanding	1,100		1,100
Junior subordinated notes | Junior Subordinated Notes due March 2055
Debt Instrument [Line Items]
Amount	$ 450
Rate	7.63%	7.63%
Outstanding	$ 450		450
Junior subordinated notes | Second Junior Subordinated Notes due 2055
Debt Instrument [Line Items]
Amount	$ 650
Rate	7.50%	7.50%
Outstanding	$ 650		$ 650